TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Income Tax Disclosure [Abstract]
Current	$ 6,602	¥ 1,030,260	¥ 953,843	¥ 703,501
Deferred	(2,098)	(327,464)	(271,623)	(163,968)
Income tax provisions	$ 4,504	¥ 702,796	¥ 682,220	¥ 539,533